Annual Total Returns- Janus Henderson Research Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Research Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.84%)	16.73%	35.20%	14.07%	5.41%	1.48%	26.23%	(2.77%)	35.40%	32.79%